Loans Payable (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Short-term Debt [Abstract]
Short-term loans	$ 11,234,345	$ 13,912,194
Loan payable to Bank of China, due by November 27, 2015[Member]
Short-term Debt [Abstract]
Short-term loans		4,561,375
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by January 15, 2015 [Member]
Short-term Debt [Abstract]
Short-term loans		1,629,062
Loan payable to Agricultural Development Bank of China, annual interest rate of 6%, due by September 28, 2015 [Member]
Short-term Debt [Abstract]
Short-term loans		3,095,219
Loan payable to Industrial and Commercial Bank of China, annual interest rate of 6%, due by September 9, 2015 [Member]
Short-term Debt [Abstract]
Short-term loans		2,117,782
Loan payable to Industrial and Commercial Bank of China, annual interest rate of 6%, due by March 17, 2015 [Member]
Short-term Debt [Abstract]
Short-term loans		1,172,925
Loan payable to Laifeng County Small Business Loan Guarantee Company, annual interest rate of 9.72%, due by March 18, 2014 [Member]
Short-term Debt [Abstract]
Short-term loans		195,487
Loan payable to Laifeng County Small Business Loan Guarantee Company, annual interest rate of 9.72%, due by April 21, 2014 [Member]
Short-term Debt [Abstract]
Short-term loans		570,172
Loan payable to Laifeng County Small Business Loan Guarantee Company, annual interest rate of 9.72%, due by May 14, 2014 [Member]
Short-term Debt [Abstract]
Short-term loans		$ 570,172
Loan payable to Bank of China, annual interest rate of 4.35%, due by December 2, 2016 [Member]
Short-term Debt [Abstract]
Short-term loans	$ 4,313,200
Loan payable to Agricultural Development Bank of China, annual interest rate of 5.6%, due by January 21, 2016 [Member]
Short-term Debt [Abstract]
Short-term loans	1,540,429
Loan payable to Shanghai Pudong Development Bank, annual interest rate of 4.35%, due by March 21, 2016 [Member]
Short-term Debt [Abstract]
Short-term loans	358,920
Loan payable to Agricultural Development Bank of China, annual interest rate of 4.6%, due by September 22, 2016 [Member]
Short-term Debt [Abstract]
Short-term loans	2,926,814
Loan payable to Industrial and Commercial Bank of China, annual interest rate of 4.6%, due by September 9, 2016 [Member]
Short-term Debt [Abstract]
Short-term loans	2,002,557
Loan payable to Laifeng Jiuding Pawn Co., Ltd., annual interest rate of 3.6%, due by April 9, 2016 [Member]
Short-term Debt [Abstract]
Short-term loans	$ 92,425